Label	Element	Value
Class A, B, C Prospectus | Alger International Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alger International Focus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Alger International Focus Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" on page A-2 and Appendix A – Waivers and Discounts Available from Intermediaries on page A-21 of the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148.35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.35%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in companies that it believes are attractively valued, high quality growth companies. High quality growth companies are those companies that have definable strategic advantages/moat and competitive positioning that offer strong earnings visibility and sustainability. Moat refers to a business' ability to maintain competitive advantages over its competitors in order to protect its long-term profits and market share from competing firms. The Fund focuses on analyzing growth trajectories and identifying catalysts for future growth for companies that are in a positive earnings revision cycle. The Fund is an all-cap, all-country, opportunistic focus fund which generally holds less than 50 holdings.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

Emerging market countries include all countries categorized as Emerging Markets or Frontier Markets by MSCI.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA, which is an unmanaged market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers, particularly emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

Emerging Markets Risk – The Fund may invest in issuers located in emerging countries (such as Brazil, Russia, India and China), and therefore may be exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's share price may go down, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. Before March 28, 2018, the Fund followed different investment strategies and was managed by different portfolio managers. Prior to May 31, 2013 the Fund was named "Alger Large Cap Growth Fund," and from May 31, 2013 to August 15, 2018 the Fund was named "Alger International Growth Fund." Performance prior to March 28, 2018 reflects these prior management styles and does not reflect the Fund's current investment strategies and investment personnel. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares as of December 31 (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: Q2 2009 15.77%	Worst Quarter: Q4 2008 -26.33%
		The year-to-date total return of the Fund's A Shares as of June 30, 2018 was (1.64%).
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.33%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2017
Class A, B, C Prospectus | Alger International Focus Fund | MSCI ACWI ex USA (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.93%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Class A, B, C Prospectus | Alger International Focus Fund | Alger International Focus Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,221
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,053
Annual Return 2008	rr_AnnualReturn2008	(45.83%)
Annual Return 2009	rr_AnnualReturn2009	40.97%
Annual Return 2010	rr_AnnualReturn2010	12.67%
Annual Return 2011	rr_AnnualReturn2011	(0.51%)
Annual Return 2012	rr_AnnualReturn2012	9.31%
Annual Return 2013	rr_AnnualReturn2013	23.94%
Annual Return 2014	rr_AnnualReturn2014	(3.41%)
Annual Return 2015	rr_AnnualReturn2015	0.97%
Annual Return 2016	rr_AnnualReturn2016	(5.50%)
Annual Return 2017	rr_AnnualReturn2017	26.70%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.49%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Class A, B, C Prospectus | Alger International Focus Fund | Alger International Focus Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.68%	[1]
Class A, B, C Prospectus | Alger International Focus Fund | Alger International Focus Fund Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.24%	[1]
Class A, B, C Prospectus | Alger International Focus Fund | Alger International Focus Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	943
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,303
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,197
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,197
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.46%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1986
Class A, B, C Prospectus | Alger International Focus Fund | Alger International Focus Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,462
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,462
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.29%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 1997

[1]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.
[2]	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.